Revenue and Expenses, Personnel Expense and Other Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel Expense and Other Expense [Abstract]
Severance expense	$ 953	$ 666	$ 1,500
Regulatory charges and assessments	851	1,365	3,065
Legal actions	168	290	179
Customer remediation	65	722	207
Other operating losses	674	745	797
FDIC proposed special assessment, pre-tax	(271)	243	$ 1,900
Customer remediation accrual	$ 95	$ 236